UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22957
Invesco Management Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
Item 1. Reports to Stockholders
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Conservative Income Fund
Class A: ICIVX
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class A)	$41	0.40%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds a large portion of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class A shares of the Fund returned 6.10%. For the same time period, the ICE BofA US Treasury Bill Index returned 5.53%.
What contributed to performance?
•  The Fund’s allocations to investment grade corporate bonds, asset-backed securities and money market securities added the most to returns relative to the benchmark.
•  The Fund’s positions in financial corporate bonds, consumer cyclical, money market securities greater than 150 days to maturity and money market securities with maturities of 1-7 days had the largest positive effects on returns relative to the benchmark.
•  Duration and yield curve positioning added to relative performance.
What detracted from performance?
•  The Fund’s allocation to government securities detracted from relative performance.
•  The Fund’s positions in corporate technology, media and telecom debt, corporate banking debt, and government debt detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class A)	6.10%	2.28%	1.83%
ICE BofA US Treasury Bill Index	5.53%	2.28%	1.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the ICE BofA US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
Class A shares incepted on April 2, 2018. Performance shown prior to that date is that of Institutional Class shares restated to reflect the higher 12b-1 fees applicable to Class A shares.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,778,010,564
Total number of portfolio holdings	191
Total advisory fees paid	$4,208,484
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Conservative Income Fund
Class Y: ICIYX
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class Y)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds a large portion of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class Y shares of the Fund returned 6.32%. For the same time period, the ICE BofA US Treasury Bill Index returned 5.53%.
What contributed to performance?
•  The Fund’s allocations to investment grade corporate bonds, asset-backed securities and money market securities added the most to returns relative to the benchmark.
•  The Fund’s positions in financial corporate bonds, consumer cyclical, money market securities greater than 150 days to maturity and money market securities with maturities of 1-7 days had the largest positive effects on returns relative to the benchmark.
•  Duration and yield curve positioning added to relative performance.
What detracted from performance?
•  The Fund’s allocation to government securities detracted from relative performance.
•  The Fund’s positions in corporate technology, media and telecom debt, corporate banking debt, and government debt detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class Y)	6.32%	2.42%	1.94%
ICE BofA US Treasury Bill Index	5.53%	2.28%	1.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the ICE BofA US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
Class Y shares incepted on December 10, 2019. Performance shown prior to that date is that of Institutional Class shares and includes the 12b-1 fees applicable to Institutional Class shares.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,778,010,564
Total number of portfolio holdings	191
Total advisory fees paid	$4,208,484
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Conservative Income Fund
Institutional Class: ICIFX
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Institutional Class)	$30	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds a large portion of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Institutional Class shares of the Fund returned 6.33%. For the same time period, the ICE BofA US Treasury Bill Index returned 5.53%.
What contributed to performance?
•  The Fund’s allocations to investment grade corporate bonds, asset-backed securities and money market securities added the most to returns relative to the benchmark.
•  The Fund’s positions in financial corporate bonds, consumer cyclical, money market securities greater than 150 days to maturity and money market securities with maturities of 1-7 days had the largest positive effects on returns relative to the benchmark.
•  Duration and yield curve positioning added to relative performance.
What detracted from performance?
•  The Fund’s allocation to government securities detracted from relative performance.
•  The Fund’s positions in corporate technology, media and telecom debt, corporate banking debt, and government debt detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Institutional Class)	6.33%	2.43%	1.95%
ICE BofA US Treasury Bill Index	5.53%	2.28%	1.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the ICE BofA US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,778,010,564
Total number of portfolio holdings	191
Total advisory fees paid	$4,208,484
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Conservative Income Fund
Class R6: ICIRX
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Conservative Income Fund (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Conservative Income Fund (Class R6)	$31	0.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds a large portion of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• For the fiscal year ended August 31, 2024, Class R6 shares of the Fund returned 6.31%. For the same time period, the ICE BofA US Treasury Bill Index returned 5.53%.
What contributed to performance?
•  The Fund’s allocations to investment grade corporate bonds, asset-backed securities and money market securities added the most to returns relative to the benchmark.
•  The Fund’s positions in financial corporate bonds, consumer cyclical, money market securities greater than 150 days to maturity and money market securities with maturities of 1-7 days had the largest positive effects on returns relative to the benchmark.
•  Duration and yield curve positioning added to relative performance.
What detracted from performance?
•  The Fund’s allocation to government securities detracted from relative performance.
•  The Fund’s positions in corporate technology, media and telecom debt, corporate banking debt, and government debt detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Conservative Income Fund (Class R6)	6.31%	2.46%	1.96%
ICE BofA US Treasury Bill Index	5.53%	2.28%	1.62%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the ICE BofA US Treasury Bill Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.
Class R6 shares incepted on May 15, 2020. Performance shown prior to that date is that of Institutional Class shares and includes the 12b-1 fees applicable to Institutional Class shares.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,778,010,564
Total number of portfolio holdings	191
Total advisory fees paid	$4,208,484
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. The Code was revised to include PEOs and PFOs of certain Invesco exchange traded funds, previously covered by a separate code of ethics. There were no waivers for the fiscal year ended August 31, 2024.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Anthony J. LaCava, Jr. Anthony J. LaCava, Jr. is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2024	Fees Billed for Services Rendered to the Registrant for fiscal year end 2023

Audit Fees	$ 41,230	$ 39,485
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 16,165	$ 16,632
All Other Fees	$ 0	$ 0
Total Fees	$ 57,395	$ 56,117
(1)

Tax Fees for the fiscal years ended 2024 and 2023 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2023 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,121,000	$ 957,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,121 ,000	$ 957,000

(1) Audit-Related Fees for the fiscal years ended 2024 and 2023 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,608,000 for the fiscal year ended August 31, 2024 and $6,721,000 for the fiscal year ended August 31, 2023. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,745,165 for the fiscal year ended August 31, 2024 and $7,694,632 for the fiscal year ended August 31, 2023.

PwC provided audit services to the Investment Company complex of approximately $34 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not Applicable.

(j) Not Applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information	August 31, 2024

Invesco Conservative Income Fund

Nasdaq:

A: ICIVX ∎ Y: ICIYX ∎ Institutional: ICIFX ∎ R6: ICIRX

2	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

17	Report of Independent Registered Public Accounting Firm

18	Approval of Investment Advisory and Sub-Advisory Contracts

21	Tax Information

22	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments

August 31, 2024

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–64.76%(a)
Agricultural & Farm Machinery–0.56%
John Deere Capital Corp. (SOFR + 0.44%)(b)	5.81%	03/06/2026	$10,000	$ 10,012,384

Asset Management & Custody Banks–2.15%
Ares Capital Corp.	4.25%	03/01/2025	10,749	10,686,299
Bank of New York Mellon Corp. (The)(c)	5.22%	11/21/2025	8,333	8,330,449
Bank of New York Mellon Corp. (The) (SOFR + 0.45%)(b)	5.82%	03/13/2026	4,750	4,752,716
State Street Corp. (SOFR + 0.85%)(b)	6.21%	08/03/2026	14,458	14,510,182
				38,279,646

Automobile Manufacturers–3.39%
Daimler Truck Finance North America LLC (Germany)(d)	5.13%	09/25/2027	5,905	6,005,060
Daimler Truck Finance North America LLC (Germany)(d)	5.60%	08/08/2025	6,450	6,496,246
Mercedes-Benz Finance North America LLC (Germany)(d)	4.80%	03/30/2026	11,104	11,147,258
Mercedes-Benz Finance North America LLC (Germany) (SOFR + 0.57%)(b)(d)	5.94%	08/01/2025	10,000	10,007,915
Volkswagen Group of America Finance LLC (Germany)(d)	3.35%	05/13/2025	5,637	5,571,156
Volkswagen Group of America Finance LLC (Germany)(d)	3.95%	06/06/2025	1,000	990,955
Volkswagen Group of America Finance LLC (Germany)(d)	6.00%	11/16/2026	9,785	10,046,063
Volkswagen Group of America Finance LLC (Germany) (SOFR + 0.83%)(b)(d)	6.20%	03/20/2026	10,000	10,005,079
				60,269,732

Automotive Retail–0.61%
BMW US Capital LLC (Germany) (SOFR + 0.80%)(b)(d)	6.17%	08/13/2026	10,811	10,872,498

Biotechnology–0.90%
AbbVie, Inc.	4.80%	03/15/2027	15,769	15,983,236

Broadline Retail–0.77%
eBay, Inc.	1.40%	05/10/2026	4,500	4,267,162
eBay, Inc.	1.90%	03/11/2025	9,650	9,490,273
				13,757,435

Consumer Finance–3.88%
American Express Co. (SOFR + 1.35%)(b)	6.72%	10/30/2026	15,000	15,125,999
American Honda Finance Corp. (SOFR + 0.78%)(b)	6.15%	04/23/2025	12,000	12,033,873
Capital One Financial Corp.	3.20%	02/05/2025	10,000	9,910,049
General Motors Financial Co., Inc.	2.90%	02/26/2025	8,762	8,660,104
Toyota Motor Credit Corp.	5.40%	11/20/2026	8,000	8,178,839
Toyota Motor Credit Corp. (SOFR + 0.65%)(b)	6.02%	01/05/2026	15,000	15,036,072
				68,944,936

Diversified Banks–19.52%
Australia & New Zealand Banking Group Ltd. (Australia) (SOFR + 0.81%)(b)(d)	6.18%	01/18/2027	14,000	14,061,115
Bank of America N.A.	5.53%	08/18/2026	15,000	15,344,062
Bank of Montreal (Canada) (SOFR + 0.76%)(b)	6.13%	06/04/2027	10,000	10,003,826
Bank of Montreal (Canada) (SOFR + 0.95%)(b)	6.33%	09/25/2025	15,000	15,087,809
Bank of Nova Scotia (The) (Canada) (SOFR + 1.09%)(b)	6.46%	06/12/2025	20,000	20,130,641
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.22%)(b)	6.59%	10/02/2026	15,000	15,148,919
Citizens Bank N.A.	2.25%	04/28/2025	10,500	10,276,967
Commonwealth Bank of Australia (Australia) (SOFR + 0.75%)(b)(d)	6.12%	03/13/2026	14,512	14,570,895
Cooperatieve Rabobank U.A. (Netherlands) (SOFR + 0.62%)(b)	5.99%	08/28/2026	8,035	8,051,908
Huntington National Bank (The)(c)	5.70%	11/18/2025	10,000	9,998,597
ING Groep N.V. (Netherlands) (SOFR + 1.56%)(b)	6.93%	09/11/2027	10,000	10,138,606
JPMorgan Chase Bank N.A.	5.11%	12/08/2026	7,589	7,719,430
KeyCorp (SOFR + 1.25%)(b)	6.63%	05/23/2025	10,016	10,043,574
Mizuho Markets Cayman L.P. (Japan)(c)(d)	6.30%	11/21/2025	15,000	15,017,399
National Australia Bank Ltd. (Australia)	4.97%	01/12/2026	13,334	13,427,678

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
National Bank of Canada (Canada) (SOFR + 0.80%)(b)	6.00%	08/20/2026	$10,000	$ 9,956,587
National Bank of Canada (Canada) (SOFR + 1.03%)(b)	6.40%	07/02/2027	5,797	5,818,699
Nordea Bank Abp (Finland) (SOFR + 0.74%)(b)(d)	6.11%	03/19/2027	14,286	14,321,574
PNC Financial Services Group, Inc. (The)(c)	5.81%	06/12/2026	10,000	10,050,646
Royal Bank of Canada (Canada) (SOFR + 0.95%)(b)	6.32%	01/19/2027	16,667	16,748,012
Societe Generale S.A. (France)(c)(d)	1.49%	12/14/2026	10,437	9,945,220
Sumitomo Mitsui Trust Bank Ltd. (Japan)(d)	5.20%	03/07/2027	6,557	6,672,214
Sumitomo Mitsui Trust Bank Ltd. (Japan)(d)	5.65%	09/14/2026	4,349	4,438,747
Swedbank AB (Sweden)(d)	6.14%	09/12/2026	8,130	8,359,056
Swedbank AB (Sweden) (SOFR + 1.38%)(b)(d)	6.75%	06/15/2026	15,000	15,216,567
Toronto-Dominion Bank (The) (Canada) (SOFR + 1.08%)(b)	6.45%	07/17/2026	13,050	13,180,801
Toronto-Dominion Bank (The) (Canada)(c)	7.00%	10/20/2026	9,800	9,734,572
UBS AG (Switzerland)	5.80%	09/11/2025	14,927	15,084,986
Wells Fargo Bank N.A. (SOFR + 0.71%)(b)	6.08%	01/15/2026	6,400	6,414,214
Wells Fargo Bank N.A. (SOFR + 0.80%)(b)	6.17%	08/01/2025	12,000	12,044,852
				347,008,173

Diversified Capital Markets–0.84%
Macquarie Group Ltd. (Australia)(d)	6.21%	11/22/2024	15,000	15,021,658

Diversified Metals & Mining–1.33%
BHP Billiton Finance (USA) Ltd. (Australia)	5.25%	09/08/2026	14,815	15,054,033
Glencore Funding LLC (Australia) (SOFR + 1.06%)(b)(d)	6.44%	04/04/2027	8,522	8,533,508
				23,587,541

Electric Utilities–2.84%
Georgia Power Co. (SOFR + 0.75%)(b)	6.13%	05/08/2025	15,000	15,036,450
National Rural Utilities Cooperative Finance Corp.	5.10%	05/06/2027	15,000	15,287,533
NextEra Energy Capital Holdings, Inc.	6.05%	03/01/2025	8,610	8,648,350
NextEra Energy Capital Holdings, Inc. (SOFR + 0.76%)(b)	6.13%	01/29/2026	11,456	11,507,119
				50,479,452

Health Care Services–1.08%
Laboratory Corp. of America Holdings	3.60%	02/01/2025	11,000	10,926,952
Quest Diagnostics, Inc.	3.50%	03/30/2025	8,300	8,225,474
				19,152,426

Home Improvement Retail–0.64%
Home Depot, Inc. (The)	5.15%	06/25/2026	4,504	4,576,951
Lowe’s Cos., Inc.	4.80%	04/01/2026	6,766	6,788,849
				11,365,800

Hotels, Resorts & Cruise Lines–0.67%
Marriott International, Inc.	3.75%	03/15/2025	12,000	11,903,842

Investment Banking & Brokerage–1.98%
Goldman Sachs Group, Inc. (The)	3.50%	01/23/2025	9,846	9,781,626
Goldman Sachs Group, Inc. (The)	5.70%	11/01/2024	5,830	5,831,823
Goldman Sachs Group, Inc. (The) (SOFR + 1.07%)(b)	6.43%	08/10/2026	12,000	12,029,937
Jefferies Financial Group, Inc.	6.05%	03/12/2025	7,500	7,500,795
				35,144,181

Life & Health Insurance–10.99%
Athene Global Funding(d)	5.62%	05/08/2026	12,000	12,157,008
Athene Global Funding (SOFR + 1.03%)(b)(d)	6.40%	08/27/2026	10,000	10,035,070
Athene Global Funding (SOFR + 1.21%)(b)(d)	6.59%	03/25/2027	12,000	12,049,335
Brighthouse Financial Global Funding(d)	5.55%	04/09/2027	8,150	8,259,878
Corebridge Global Funding(d)	4.65%	08/20/2027	8,230	8,269,266
Corebridge Global Funding(d)	5.75%	07/02/2026	7,758	7,917,095
Corebridge Global Funding (SOFR + 1.30%)(b)(d)	6.67%	09/25/2026	15,000	15,119,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Life & Health Insurance–(continued)
Jackson National Life Global Funding(d)	5.50%	01/09/2026	$16,667	$ 16,777,425
Jackson National Life Global Funding(d)	5.55%	07/02/2027	6,719	6,868,562
MassMutual Global Funding II (SOFR + 0.77%)(b)(d)	6.14%	01/29/2027	15,000	15,046,176
MassMutual Global Funding II (SOFR + 0.98%)(b)(d)	6.35%	07/10/2026	13,500	13,598,919
Met Tower Global Funding(d)	5.40%	06/20/2026	10,000	10,151,874
Pacific Life Global Funding II (SOFR + 0.60%)(b)(d)	5.97%	03/27/2026	9,750	9,759,567
Pacific Life Global Funding II (SOFR + 0.86%)(b)(d)	6.23%	06/16/2025	5,500	5,519,364
Pacific Life Global Funding II (SOFR + 1.05%)(b)(d)	6.43%	07/28/2026	12,500	12,605,636
Pricoa Global Funding I(d)	5.55%	08/28/2026	3,407	3,480,111
Principal Life Global Funding II(d)	4.60%	08/19/2027	4,777	4,801,686
Principal Life Global Funding II(d)	5.00%	01/16/2027	4,500	4,560,744
Protective Life Global Funding(d)	5.37%	01/06/2026	10,339	10,434,571
Reliance Standard Life Global Funding II(d)	2.75%	05/07/2025	8,151	8,015,321
				195,426,613

Life Sciences Tools & Services–0.20%
Thermo Fisher Scientific, Inc.	1.22%	10/18/2024	3,600	3,581,211

Managed Health Care–0.45%
Humana, Inc.	5.70%	03/13/2026	7,921	7,921,326

Multi-line Insurance–0.58%
USAA Capital Corp.(d)	5.25%	06/01/2027	10,000	10,257,287

Oil & Gas Refining & Marketing–0.56%
Marathon Petroleum Corp.	4.70%	05/01/2025	10,000	9,962,797

Oil & Gas Storage & Transportation–1.66%
Enbridge, Inc. (Canada)	5.25%	04/05/2027	4,666	4,754,505
Kinder Morgan, Inc.	4.30%	06/01/2025	25,000	24,855,016
				29,609,521

Packaged Foods & Meats–0.47%
Campbell Soup Co.	3.95%	03/15/2025	6,000	5,961,780
Campbell Soup Co.	5.30%	03/20/2026	2,352	2,380,424
				8,342,204

Pharmaceuticals–1.69%
Bristol-Myers Squibb Co. (SOFR + 0.49%)(b)	5.86%	02/20/2026	4,651	4,670,066
Eli Lilly and Co.	5.00%	02/27/2026	10,257	10,258,246
Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/2025	15,054	15,042,648
				29,970,960

Regional Banks–1.74%
ANZ New Zealand (Int’l) Ltd. (New Zealand) (SOFR + 0.60%)(b)(d)	5.97%	02/18/2025	7,500	7,509,859
Fifth Third Bank N.A.	3.95%	07/28/2025	10,000	9,925,042
Morgan Stanley Bank N.A. (SOFR + 0.78%)(b)	6.15%	07/16/2025	13,514	13,561,099
				30,996,000

Retail REITs–0.21%
Realty Income Corp.	5.05%	01/13/2026	3,687	3,687,235

Self-Storage REITs–0.56%
Public Storage Operating Co. (SOFR + 0.70%)(b)	6.08%	04/16/2027	10,000	10,044,655

Soft Drinks & Non-alcoholic Beverages–0.57%
Keurig Dr Pepper, Inc. (SOFR + 0.88%)(b)	6.25%	03/15/2027	10,000	10,056,169

Specialized Finance–0.84%
Caterpillar Financial Services Corp. (SOFR + 0.45%)(b)	5.82%	11/14/2024	15,000	15,008,341

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialty Chemicals–0.26%
Sherwin-Williams Co. (The)	4.55%	03/01/2028	$4,587	$ 4,604,825

Systems Software–0.89%
Oracle Corp.	2.50%	04/01/2025	4,000	3,939,276
Oracle Corp.	2.95%	05/15/2025	12,000	11,830,318
				15,769,594

Technology Hardware, Storage & Peripherals–1.32%
Apple, Inc.	4.42%	05/08/2026	23,444	23,475,235

Trading Companies & Distributors–0.61%
Air Lease Corp.	3.38%	07/01/2025	11,000	10,844,618
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,144,106,035)				1,151,341,531

Asset-Backed Securities–12.87%
Auto Loans/Leases–9.39%
Barclays Dryrock Issuance Trust; Series 2023-2, Class A (30 Day Average SOFR + 0.90%)(b)	6.25%	08/15/2028	13,880	13,951,585
CarMax Auto Owner Trust;
Series 2023-2, Class A2A	5.50%	06/15/2026	3,152	3,152,865
Series 2024-1, Class A3	4.92%	10/16/2028	9,860	9,939,596
Chesapeake Funding II LLC (Canada);
Series 2023-1A, Class A1(d)	5.65%	05/15/2035	4,369	4,397,862
Series 2023-2A, Class A2 (30 Day Average SOFR + 1.10%)(b)(d)	6.45%	10/15/2035	11,800	11,870,179
Series 2024-1A, Class A2 (30 Day Average SOFR + 0.77%)(b)(d)	6.12%	05/15/2036	2,558	2,563,693
Citizens Auto Receivables Trust;
Series 2023-2, Class A2A(d)	6.09%	10/15/2026	6,012	6,028,990
Series 2024-2, Class A3(d)	5.33%	08/15/2028	7,625	7,722,469
DLLAD LLC; Series 2023-1A, Class A2(d)	5.19%	04/20/2026	2,116	2,114,442
DLLST LLC; Series 2024-1A, Class A3(d)	5.05%	08/20/2027	5,440	5,464,755
Enterprise Fleet Financing LLC;
Series 2023-3, Class A2(d)	6.40%	03/20/2030	8,877	9,045,737
Series 2024-1, Class A2(d)	5.23%	03/20/2030	3,740	3,764,192
Series 2024-3, Class A2(d)	5.31%	04/20/2027	3,750	3,777,535
Ford Credit Auto Owner Trust; Series 2023-B, Class A2A	5.57%	06/15/2026	7,438	7,443,021
GM Financial Automobile Leasing Trust; Series 2023-2, Class A2B (30 Day Average SOFR + 0.82%)(b)	6.17%	10/20/2025	720	720,426
GreatAmerica Leasing Receivables Funding LLC;
Series 2023-1, Class A2(d)	5.35%	02/16/2026	4,251	4,252,903
Series 2024-2, Class A3(d)	5.00%	09/15/2028	4,000	4,055,324
Hyundai Auto Lease Securitization Trust;
Series 2023-B, Class A2A(d)	5.47%	09/15/2025	1,095	1,095,433
Series 2024-C, Class A2B (30 Day Average SOFR + 0.50%)(b)(d)	5.85%	03/15/2027	3,400	3,403,166
Hyundai Auto Receivables Trust; Series 2022-C, Class A2A	5.35%	11/17/2025	322	321,544
John Deere Owner Trust;
Series 2023-B, Class A2	5.59%	06/15/2026	4,742	4,745,145
Series 2023-C, Class A2	5.76%	08/17/2026	6,240	6,250,810
Mercedes-Benz Auto Lease Trust;
Series 2023-A, Class A2	5.24%	11/17/2025	1,904	1,904,044
Series 2024-A, Class A2A	5.44%	02/16/2027	9,167	9,221,248
Mercedes-Benz Auto Receivables Trust; Series 2023-1, Class A2	5.09%	01/15/2026	210	210,459
Nissan Auto Lease Trust; Series 2023-B, Class A2A	5.74%	08/15/2025	1,925	1,925,535
Nissan Auto Receivables Owner Trust; Series 2023-A, Class A2A	5.34%	02/17/2026	1,833	1,832,776
Porsche Financial Auto Securitization Trust; Series 2023-1A, Class A2(d)	5.42%	12/22/2026	3,580	3,580,160
Porsche Innovative Lease Owner Trust; Series 2024-1A, Class A3(d)	4.67%	11/22/2027	2,500	2,504,295
Tesla Auto Lease Trust; Series 2023-A, Class A3(d)	5.89%	06/22/2026	4,000	4,014,467
Toyota Auto Receivables Owner Trust; Series 2022-D, Class A2A	5.27%	01/15/2026	669	668,822
USAA Auto Owner Trust; Series 2023-A, Class A2(d)	5.83%	07/15/2026	3,069	3,072,680
Volkswagen Auto Lease Trust; Series 2022-A, Class A3	3.44%	07/21/2025	1,410	1,407,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases–(continued)
Wheels Fleet Lease Funding 1 LLC;
Series 2023-2A, Class A(d)	6.46%	08/18/2038	$9,666	$ 9,735,003
Series 2024-1A, Class A2 (1 mo. Term SOFR + 0.83%)(b)(d)	6.17%	02/18/2039	4,750	4,758,380
Series 2024-2A, Class A2 (1 mo. Term SOFR + 1.00%)(b)(d)	6.28%	06/21/2039	4,000	4,006,795
World Omni Auto Receivables Trust;
Series 2022-C, Class A2	3.73%	03/16/2026	514	513,527
Series 2022-D, Class A2A	5.51%	03/16/2026	549	548,592
World Omni Automobile Lease Securitization Trust; Series 2023-A, Class A2A	5.47%	11/17/2025	1,011	1,011,699
				166,997,605

Equipment Leasing–0.72%
Dell Equipment Finance Trust;
Series 2023-3, Class A2(d)	6.10%	04/23/2029	3,914	3,924,614
Series 2024-1, Class A3(d)	5.39%	03/22/2030	2,750	2,795,383
HPEFS Equipment Trust; Series 2024-2A, Class A2(d)	5.50%	10/20/2031	6,000	6,036,697
				12,756,694

Specialized Finance–2.76%
Capital One Multi-Asset Execution Trust; Series 2022-A3, Class A	4.95%	10/15/2027	10,000	10,027,950
DLLMT LLC; Series 2023-1A, Class A2(d)	5.78%	11/20/2025	7,373	7,381,730
First National Master Note Trust; Series 2024-1, Class A	5.34%	05/15/2030	3,870	3,953,086
Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(d)	1.22%	07/15/2069	5,218	4,826,750
Series 2021-FA, Class A(d)	1.11%	02/18/2070	3,124	2,727,577
Synchrony Card Funding LLC;
Series 2022-A2, Class A	3.86%	07/15/2028	10,000	9,911,210
Series 2024-A1, Class A	5.04%	03/15/2030	10,000	10,151,061
				48,979,364
Total Asset-Backed Securities (Cost $228,344,924)				228,733,663

Commercial Paper–11.27%(e)
Automobile Manufacturers–0.70%
Harley-Davidson Financial Services, Inc.(d)	6.06%	10/16/2024	12,500	12,408,965

Automotive Retail–0.96%
AutoNation, Inc.(d)	5.75%	09/03/2024	7,000	6,995,395
AutoNation, Inc.(d)	5.81%	09/04/2024	10,000	9,991,775
				16,987,170

Consumer Finance–0.56%
General Motors Financial Co., Inc.(d)	5.65%	10/01/2024	10,000	9,951,090

Diversified Banks–0.56%
Bank of Nova Scotia (The) (Canada)(d)	6.00%	10/18/2024	10,000	9,929,530

Diversified Metals & Mining–0.47%
Glencore Funding LLC(d)	5.55%	01/10/2025	8,500	8,339,123

Health Care Facilities–0.82%
CommonSpirit Health; Series A	5.51%	03/19/2025	15,000	14,545,732

Household Appliances–1.82%
Whirlpool Corp.(d)	5.93%	09/12/2024	15,000	14,968,296
Whirlpool Corp.(d)	5.81%	09/13/2024	10,000	9,977,207
Whirlpool Corp.(d)	5.88%	09/17/2024	7,500	7,477,935
				32,423,438

Independent Power Producers & Energy Traders–0.28%
AES Corp (The)	5.87%	09/30/2024	5,000	4,974,565

Multi-Utilities–0.84%
Dominion Energy, Inc.(d)	5.50%	09/24/2024	5,000	4,981,186

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Utilities–(continued)
Dominion Energy, Inc.(d)	5.49%	10/08/2024	$10,000	$ 9,941,706
				14,922,892

Oil & Gas Exploration & Production–1.40%
APA Corp.(d)	5.96%	09/03/2024	25,000	24,983,276

Packaged Foods & Meats–0.84%
Conagra Brands, Inc.(d)	5.88%	09/06/2024	15,000	14,983,477

Specialized Finance–1.46%
Brookfield Infrastructure Holdings Canada, Inc. (Canada)	5.88%	10/02/2024	15,000	14,924,581
Brookfield Infrastructure Holdings Canada, Inc. (Canada)	5.97%	10/17/2024	5,000	4,963,767
Brookfield Infrastructure Holdings Canada, Inc. (Canada)	5.67%	11/05/2024	6,200	6,137,963
				26,026,311

Telecom Tower REITs–0.56%
Crown Castle, Inc.(d)	5.75%	10/01/2024	10,000	9,948,821
Total Commercial Paper (Cost $200,463,552)				200,424,390

Certificates of Deposit–3.38%
Diversified Banks–3.38%
Intesa Sanpaolo S.p.A.	5.71%	07/16/2025	10,000	10,043,901
Natixis S.A.	6.02%	10/18/2024	20,000	20,012,934
Natixis S.A. (France) (SOFR + 0.60%)(b)	5.93%	08/04/2025	15,000	15,041,406
Swedbank AB	6.00%	10/21/2024	15,000	15,011,683
Total Certificates of Deposit (Cost $60,000,000)				60,109,924

U.S. Treasury Securities–1.69%
U.S. Treasury Notes–1.69%
U.S. Treasury Notes	4.25%	01/31/2026	20,000	20,028,125
U.S. Treasury Notes	4.25%	03/31/2026	10,000	10,063,281
Total U.S. Treasury Securities (Cost $29,917,894)				30,091,406
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-93.97% (Cost $1,662,832,405)				1,670,700,914

			Repurchase Amount
Repurchase Agreements–5.34%(f)
BofA Securities, Inc., term agreement dated 08/02/2024, maturing value of $20,012,933 (collateralized by corporate obligations valued at $22,000,013; 4.54% - 5.51%; 10/15/2024 - 09/19/2027)(g)	5.82%	09/03/2024	20,012,933	20,000,000
CF Secured LLC, joint term agreement dated 08/02/2024, aggregate maturing value of $25,402,431 (collateralized by non-agency asset-backed securities and a non-agency mortgage-backed security valued at $26,999,881; 1.06% - 12.50%; 01/29/2025 -10/15/2069)	6.10%	11/05/2024	15,241,458	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 05/15/2024 (collateralized by a corporate obligation and non-agency mortgage-backed securities valued at $196,428,589; 0.00% - 14.46%; 07/09/2025 - 09/25/2062)(h)	6.02%	09/03/2024	20,110,411	20,000,000
Nomura Securities International, Inc., joint term agreement dated 08/09/2024, aggregate maturing value of $30,020,233 (collateralized by non-agency asset-backed securities and non-agency mortgage-backed securities valued at $33,000,000; 0.00% - 11.29%; 07/20/2029 - 10/25/2067)(g)	6.07%	09/03/2024	20,013,489	20,000,000
Santander US Capital Markets LLC, joint term agreement dated 08/07/2024, aggregate maturing value of $30,020,100 (collateralized by non-agency asset-backed securities valued at $33,497,530; 0.00% - 7.96%; 03/17/2025 - 12/31/2077)(g)	6.03%	09/03/2024	20,013,400	20,000,000
Total Repurchase Agreements (Cost $95,000,000)				95,000,000
TOTAL INVESTMENTS IN SECURITIES-99.31% (Cost $1,757,832,405)				1,765,700,914
OTHER ASSETS LESS LIABILITIES-0.69%				12,309,650
NET ASSETS-100.00%				$1,778,010,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Conservative Income Fund

Investment Abbreviations:

REITs	-Real Estate Investment Trusts
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $694,292,935, which represented 39.05% of the Fund’s Net Assets.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end. See Note 1I.

(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(h)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Conservative Income Fund

Statement of Assets and Liabilities

August 31, 2024

Assets:

Investments in unaffiliated securities, excluding repurchase agreements, at value (Cost $1,662,832,405)	$1,670,700,914

Repurchase agreements, at value and cost	95,000,000

Cash	364,241

Receivable for:
Fund shares sold	2,095,492

Interest	15,608,062

Fund expenses absorbed	47,705

Investment for trustee deferred compensation and retirement plans	23,737

Other assets	31,092

Total assets	1,783,871,243

Liabilities:
Payable for:
Fund shares reacquired	1,925,617

Dividends	3,290,268

Accrued fees to affiliates	505,672

Accrued trustees’ and officers’ fees and benefits	4,600

Accrued operating expenses	110,785

Trustee deferred compensation and retirement plans	23,737

Total liabilities	5,860,679

Net assets applicable to shares outstanding	$1,778,010,564

Net assets consist of:

Shares of beneficial interest	$1,785,735,758

Distributable earnings (loss)	(7,725,194)

$1,778,010,564

Net Assets:
Class A	$280,961,151

Class Y	$221,582,444

Institutional Class	$1,271,282,293

Class R6	$4,184,676

Shares outstanding, no par value, unlimited number of shares authorized:
Class A	27,890,199

Class Y	22,002,758

Institutional Class	126,221,487

Class R6	414,850

Class A:
Net asset value and offering price per share	$10.07

Class Y:
Net asset value and offering price per share	$10.07

Institutional Class:
Net asset value and offering price per share	$10.07

Class R6:
Net asset value and offering price per share	$10.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Conservative Income Fund

Statement of Operations

For the year ended August 31, 2024

Investment income:

Interest	$109,906,593

Expenses:
Advisory fees	4,597,196

Administrative services fees	273,449

Custodian fees	3,614

Distribution fees:
Class A	287,498

Transfer agent fees - Class A	263,011

Transfer agent fees - Class Y	217,823

Transfer agent fees - Institutional Class	111,057

Transfer agent fees - Class R6	762

Trustees’ and officers’ fees and benefits	47,647

Registration and filing fees	176,719

Reports to shareholders	117,407

Professional services fees	106,869

Other	177,949

Total expenses	6,381,001

Less: Fees waived and expenses reimbursed	(388,712)

Net expenses	5,992,289

Net investment income	103,914,304

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(4,542,853)

Change in net unrealized appreciation of unaffiliated investment securities	19,948,404

Net realized and unrealized gain	15,405,551

Net increase in net assets resulting from operations	$119,319,855

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Conservative Income Fund

Statement of Changes in Net Assets

For the years ended August 31, 2024 and 2023

	2024	2023

Operations:
Net investment income	$103,914,304	$86,629,852

Net realized gain (loss)	(4,542,853)	(3,309,815)

Change in net unrealized appreciation	19,948,404	19,046,216

Net increase in net assets resulting from operations	119,319,855	102,366,253

Distributions to shareholders from distributable earnings:
Class A	(15,047,740)	(12,986,820)

Class Y	(12,722,718)	(11,879,622)

Institutional Class	(75,983,933)	(61,610,616)

Class R6	(135,903)	(90,083)

Total distributions from distributable earnings	(103,890,294)	(86,567,141)

Share transactions-net:
Class A	(29,489,515)	(249,690,938)

Class Y	(59,879,621)	(121,966,943)

Institutional Class	(454,406,068)	(243,273,223)

Class R6	1,941,269	(1,501,490)

Net increase (decrease) in net assets resulting from share transactions	(541,833,935)	(616,432,594)

Net increase (decrease) in net assets	(526,404,374)	(600,633,482)

Net assets:
Beginning of year	2,304,414,938	2,905,048,420

End of year	$1,778,010,564	$2,304,414,938

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Conservative Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Year ended 08/31/24	$10.00	$0.52	$ 0.08	$ 0.60	$(0.53)	$ -	$(0.53)	$10.07	6.10%	$280,961	0.40%		0.47%		5.23%		75%
Year ended 08/31/23	9.93	0.32	0.08	0.40	(0.33)	-	(0.33)	10.00	4.08	308,223	0.40		0.44		3.26		63
Year ended 08/31/22	10.08	0.05	(0.14)	(0.09)	(0.05)	(0.01)	(0.06)	9.93	(0.86)	555,442	0.40		0.44		0.51		53
Year ended 08/31/21	10.10	0.03	(0.02)	0.01	(0.03)	(0.00)	(0.03)	10.08	0.10	1,065,418	0.40		0.44		0.29		68
Year ended 08/31/20	10.05	0.16	0.05	0.21	(0.16)	-	(0.16)	10.10	2.16	822,964	0.40		0.45		1.60		42
Class Y
Year ended 08/31/24	9.99	0.53	0.09	0.62	(0.54)	-	(0.54)	10.07	6.32	221,582	0.30		0.37		5.33		75
Year ended 08/31/23	9.93	0.33	0.07	0.40	(0.34)	-	(0.34)	9.99	4.08	279,619	0.30		0.34		3.36		63
Year ended 08/31/22	10.08	0.06	(0.14)	(0.08)	(0.06)	(0.01)	(0.07)	9.93	(0.76)	399,304	0.30		0.34		0.61		53
Year ended 08/31/21	10.09	0.04	(0.01)	0.03	(0.04)	(0.00)	(0.04)	10.08	0.34	575,250	0.26		0.34		0.43		68
Period ended 08/31/20(d)	10.04	0.13	0.03	0.16	(0.11)	-	(0.11)	10.09	1.64	448,154	0.28	(e)	0.32	(e)	1.72	(e)	42
Institutional Class
Year ended 08/31/24	9.99	0.54	0.09	0.63	(0.54)	-	(0.54)	10.07	6.33	1,271,282	0.29		0.29		5.34		75
Year ended 08/31/23	9.93	0.34	0.06	0.40	(0.34)	-	(0.34)	9.99	4.11	1,714,351	0.27		0.27		3.39		63
Year ended 08/31/22	10.08	0.07	(0.14)	(0.07)	(0.07)	(0.01)	(0.08)	9.93	(0.73)	1,946,594	0.27		0.27		0.64		53
Year ended 08/31/21	10.09	0.04	(0.01)	0.03	(0.04)	(0.00)	(0.04)	10.08	0.34	2,322,980	0.26		0.27		0.43		68
Year ended 08/31/20	10.04	0.18	0.05	0.23	(0.18)	-	(0.18)	10.09	2.29	2,176,172	0.27		0.27		1.73		42
Class R6
Year ended 08/31/24	10.01	0.54	0.08	0.62	(0.54)	-	(0.54)	10.09	6.31	4,185	0.30		0.31		5.33		75
Year ended 08/31/23	9.95	0.34	0.06	0.40	(0.34)	-	(0.34)	10.01	4.08	2,221	0.29		0.29		3.37		63
Year ended 08/31/22	10.09	0.06	(0.13)	(0.07)	(0.06)	(0.01)	(0.07)	9.95	(0.66)	3,709	0.29		0.29		0.62		53
Year ended 08/31/21	10.11	0.04	(0.02)	0.02	(0.04)	(0.00)	(0.04)	10.09	0.24	7,640	0.27		0.31		0.42		68
Period ended 08/31/20(f)	10.05	0.05	0.04	0.09	(0.03)	-	(0.03)	10.11	0.90	123	0.25	(e)	0.29	(e)	1.75	(e)	42

(a)	Calculated using average shares outstanding.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Commencement date of December 10, 2019.
(e)	Annualized.

(f)	Commencement date of May 15, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Conservative Income Fund

Notes to Financial Statements

August 31, 2024

NOTE 1–Significant Accounting Policies

Invesco Conservative Income Fund (the “Fund”) is a series portfolio of Invesco Management Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

 The Fund’s investment objective is to provide capital preservation and current income while maintaining liquidity.

 The Fund currently consists of four different classes of shares: Class A, Class Y, Institutional Class and Class R6. Class A, Class Y, Institutional Class and Class R6 shares are sold at net asset value.

 The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

 The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

13	Invesco Conservative Income Fund

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is typically at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.25%
Over $ 1 billion	0.22%

14	Invesco Conservative Income Fund

 For the year ended August 31, 2024, the effective advisory fees incurred by the Fund was 0.24%.

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

 The Adviser has contractually agreed, through at least December 31, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y, Institutional Class and Class R6 shares to 0.40%, 0.30%, 0.30% and 0.30%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

 For the year ended August 31, 2024, the Adviser reimbursed class level expenses of $212,566, $175,720, $0 and $426 of Class A, Class Y, Institutional Class and Class R6 shares, respectively.

 The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

 The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

 The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. For the year ended August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

 Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of August 31, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

NOTE 5–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2024 and August 31, 2023:

	2024	2023

Ordinary income*	$103,890,294	$86,567,141

*	Includes short-term capital gain distributions, if any.

15	Invesco Conservative Income Fund

Tax Components of Net Assets at Period-End:

2024

Undistributed ordinary income	$142,680

Net unrealized appreciation – investments	7,868,509

Temporary book/tax differences	(23,459)

Capital loss carryforward	(15,712,924)

Shares of beneficial interest	1,785,735,758

Total net assets	$1,778,010,564

 Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

 The Fund has a capital loss carryforward as of August 31, 2024, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$6,118,161	$9,594,763	$15,712,924

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2024 was $901,363,418 and $1,083,789,417, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,964,962

Aggregate unrealized (depreciation) of investments	(1,096,453)

Net unrealized appreciation of investments	$7,868,509

Cost of investments for tax purposes is $1,757,832,405.

NOTE 8–Share Information

		Summary of Share Activity

	Years ended August 31,
	2024(a)		2023
	Shares	Amount	Shares	Amount

Sold:
Class A	7,646,029	$76,734,560	21,088,450	$209,312,349

Class Y	12,037,013	120,756,096	24,354,788	242,183,055

Institutional Class	35,825,095	359,372,241	90,255,505	897,275,795

Class R6	229,874	2,311,664	44,996	449,494

Issued as reinvestment of dividends:
Class A	1,150,030	11,540,030	969,881	9,658,358

Class Y	1,028,978	10,324,150	906,444	9,022,905

Institutional Class	3,748,054	37,604,804	3,326,970	33,130,375

Class R6	7,842	78,853	5,571	55,534

Reacquired:
Class A	(11,742,307)	(117,764,105)	(47,134,949)	(468,661,645)

Class Y	(19,045,846)	(190,959,867)	(37,486,742)	(373,172,903)

Institutional Class	(84,892,355)	(851,383,113)	(118,044,066)	(1,173,679,393)

Class R6	(44,806)	(449,248)	(201,497)	(2,006,518)

Net increase (decrease) in share activity	(54,052,399)	$(541,833,935)	(61,914,649)	$(616,432,594)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Conservative Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Management Trust and Shareholders of Invesco Conservative Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Conservative Income Fund (constituting Invesco Management Trust, referred to hereafter as the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 23, 2024

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

17	Invesco Conservative Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of Invesco Management Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Conservative Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established

Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

 As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

 The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that

Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

 The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the ICE BofA U.S. Treasury Bill Index (Index). The Board noted that performance of Class Y shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile of its performance universe for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class Y shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Board recognized that the performance data

18	Invesco Conservative Income Fund

reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class Y shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

 The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

 The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the

Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

 The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

 The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

 The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

 The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades

19	Invesco Conservative Income Fund

through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20	Invesco Conservative Income Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2024:

Federal and State Income Tax
Qualified Business Income*	0.00%
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
Business Interest Income*	99.98%
U.S. Treasury Obligations*	1.03%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

21	Invesco Conservative Income Fund

Other Information Required in Form N-CSR (Items 8-11)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts

The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

22	Invesco Conservative Income Fund

(This page intentionally left blank)

SEC file number(s):	Invesco Distributors, Inc.	CINC-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of ethics.

19(a)(2) Not applicable.

19(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Management Trust

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 6, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 6, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 6, 2024